Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity - USD ($)	Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 4,044,318	$ 18,740	$ 12,703,896	$ (28,513,355)	$ (15,790,719)
Beginning balance, shares at Dec. 31, 2021	756,558	2,677,140
Stock-based compensation		$ 208	248,384		248,592
Stock-based compensation, shares		29,728
Fair value of warrants issued			462,344		462,344
Beneficial conversion feature for bridge notes			(185)		(185)
Debt discount for warrants issued			352,250		352,250
Common stock issued upon initial public offering, net of underwriters’ commission and offering costs of $1.8 million		$ 8,978	6,018,436		6,027,414
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares		1,282,600
Common stock issued on conversion of convertible preferred stock	$ (4,044,318)	$ 5,296	4,039,022		4,044,318
Common stock issued on conversion of convertible preferred stock, shares	(756,558)	756,558
Common stock issued on conversion of notes payable		$ 17,738	16,047,594		16,065,332
Common stock issued on conversion of notes payable, shares		2,533,964
Exercise of warrants		$ 7,255	7,706,055		7,713,310
Exercise of warrants, shares		1,036,486
Exercise of stock options		$ 454	74,446		74,900
Exercise of stock options, shares		64,848
Net loss				(8,154,113)	(8,154,113)
Ending balance, value at Dec. 31, 2022		$ 58,669	47,652,242	(36,667,468)	11,043,443
Ending balance, shares at Dec. 31, 2022		8,381,324
Stock-based compensation		$ 3,138	745,685		748,823
Stock-based compensation, shares		448,314
Net loss				(7,937,011)	(7,937,011)
Stock issued in connection with the acquisition		$ 3,955	996,045		1,000,000
Stock issued in connection with the acquisition, shares		564,972
Ending balance, value at Dec. 31, 2023		$ 65,762	$ 49,393,972	$ (44,604,479)	$ 4,855,255
Ending balance, shares at Dec. 31, 2023		9,394,610